Exceptional items (Tables)	6 Months Ended
Jun. 30, 2026
Text Block1 [Abstract]
Summary of Exceptional Items Included in Income Statement
The exceptional items included in the statement of profit or loss were as follows:

For the six-month period ended 30 June
Million US dollar	2026	2025

Restructuring	(33)	(47)
Business and asset disposal (incl. impairment losses)	61	(47)
Acquisition-related costs (business combinations)	(14)	-
Net impact on profit from operations	14	(94)

Exceptional net finance income/(expense)	2 033	368
Exceptional share of results of associates	-	9
Exceptional taxes	(18)	17
Exceptional non-controlling interest	5	5
Net impact on profit	2 034	305